--------------------------------------------------------------------------------
Purisima Funds
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Semi-Annual Report February 28, 1999
Total Return
Pure American
Pure Foreign
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"Perhaps the only investment you'll need."

The Purisima
Fund Family

          Fisher Investments manages over $2 billion for large institutions and high-net-worth individuals. We built our business by offering personal service, a history of performance and generally low fees to large investors. We create domestic, foreign and global portfolios for our clients. Yet few investors have the over $500,000 necessary to build a customized portfolio of stocks. That's why we created the Purisima Funds.

          These mutual funds allow us to pool the money of many investors together and buy enough stocks to create a diversified portfolio, while also having sufficient assets under management to keep costs relatively low. Our funds are made up of what we believe are three ideal portfolios: domestic, foreign and global. Purisima Pure American is composed of the domestic securities we believe will most likely appreciate. Purisima Pure Foreign contains those foreign securities we think are the best investments. Purisima Total Return has a portfolio that contains both foreign and domestic securities.

          Pure American. Many investors, large and small, simply don't want to own foreign stocks. They wish to avoid the political and economic issues of foreign countries or the currency risks involved in overseas investments. Fisher Investments satisfies the desire for a handpicked U.S. only portfolio by offering the Purisima Pure American Fund, which invests only in American securities and seeks to consistently beat the S&P 500 stock index.

          Pure Foreign. Some investors like to pick their own U.S. stocks, but don't feel comfortable selecting foreign ones. Yet, they want the advantages of global diversification that requires owning foreign securities. Pure Foreign allows them to obtain this foreign diversification, which should help lower the volatility and risks of their entire investment portfolio. The Purisima Pure Foreign Fund owns the foreign securities Fisher Investments believes will most likely appreciate and, by combining it with a U.S. portfolio, investors can create a complete global portfolio.

          Total Return. This fund might be the only investment you need to make. It combines our top U.S. and foreign security picks in one mutual fund. We believe the Purisima Total Return Fund is the single best way for small investors to manage their money. Through global diversification targeted at securities, which we anticipate will outpace the market, it strives for the high total return and reduced level of risk many large investors have sought from Fisher Investments.

A Letter to our
Shareholders

          We are pleased to bring you the semi-annual report of the Purisima Funds for the six-month period ended February 28, 1999. During the reporting period, we continued to pursue our investment objective of seeking a high total return for our shareholders, and the Purisima Funds recorded solid performance. Also, on September 29, 1998, the Purisima Total Return Fund was joined by two, new no-load mutual funds managed by Fisher Investments: the Purisima Pure American Fund and the Purisima Pure Foreign Fund.

          The Pure American Fund is a no-load fund holding our top U.S. stock picks. The Pure Foreign Fund holds our foreign selections. We still think the Purisima Total Return Fund, which combines both our top U.S. and foreign picks in what we believe is the ideal global mix of expected return and risk, is the investment vehicle best suited for most folks. Yet for those who don't want to hold any foreign stocks, the Purisima Pure American Fund exposes investors to just the advantages of Ken Fisher's insights into the domestic market. Meanwhile, the Pure Foreign Fund enables folks who like to pick their own American stocks but still desire the advantages of foreign diversification, a method for gaining a portfolio of Ken's top foreign stock picks.

Domestic Overview

          During the reporting period, America's economic expansion rolled on, exceeding ninety months in duration. October posted the biggest one-month percentage gain of new home starts in over a year, and housing construction was healthy throughout the period. A record sixty-seven percent of American households now own the homes they live in according to third quarter, calendar year statistics. Also, recent holiday spending was strong, while auto sales remained healthy. What's more, both inflation and unemployment remained low, as this Goldilocks economy, which has been neither too hot nor too cold, continued its powerful performance.

          Positive economic fundamentals contributed to solid stock market performance. The S&P 500 hit a new high in January, but then leveled off in February. We believe the market was simply digesting some of its substantial gains, before continuing higher. For much of the reporting period super caps - those stocks larger than the S&P 500's average - led the broader market. The biggest of big stocks contributed much of the market's gains, while other domestic investment styles had largely lackluster performance.

Foreign Overview

          Europe continued to enjoy the fruits of its economic recovery and transition to the Euro. The percent of jobless in the EU fell below ten percent in September. Falling interest rates in most European countries also boosted investors' expectations. All eleven countries participating in the new Euro currency coordinated an interest rate cut in December that brought their short-term rates to three percent, excluding Italy which fell to 3.5 percent. Contributing to both investor confidence and low interest rates was the subsequent, successful introduction of the Euro. Japan, however, showed little signs of recovery for most of the reporting period, while the relatively small economies of many developing nations remained unstable in our opinion.

          Over the previous six months, European markets posted largely positive performance, while Japanese stocks showed limited signs of a possible turnaround only at the end of the period in our opinion. Yet the U.S. stock market, as measured by the S&P 500, still led the way versus most markets. The stock exchanges of many developing countries evidenced turbulence, as investors remained concerned about their respective economies.

Portfolio Update

          Our domestic strategy of holding only super cap stocks helped the Purisima Pure American Fund beat the Standard & Poor's 500 for the period beginning on its inception date of September 29, 1998 and ending on the Fund's February 28, 1999 report date. Meanwhile, the performance of our foreign stocks lagged our American picks. However, they were still strong enough to allow the Purisima Pure Foreign Fund's cumulative return to edge out the Morgan Stanley EAFE Foreign Index, which is a benchmark of foreign market performance, during the period from the Fund's inception on September 29, 1998 through February 28, 1999.

          Over the course of the entire six-month reporting period, both our foreign and U.S. stock picks combined with their respective allocations, helped the Purisima Total Return Fund beat its comparable benchmark, the MSCI World Index. Yet, net-of-fees, five and six month returns are in our opinion too short of a time period to effectively judge a portfolio's performance. Although we're happy about our comparatively strong showing for the reporting period, we remain committed to increasing returns and lowering risks over the long-term.

Sincerely,

/s/ Kenneth L. Fisher

Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments, Inc.

Schedule of Investments
Purisima Total Return
February 28, 1999
Unaudited

                                                    % OF               MARKET
# OF SHARES    COMMON STOCKS                     NET ASSETS             VALUE
-----------    -------------                     ----------             -----

               AUTOMOBILE                           4.2%
    4,516      DaimlerChrysler AG - ADR                              $   424,222
   30,840      Fiat SPA - ADR                                            458,745
    8,100      Ford Motor Co.                                            480,431
    5,700      Volvo AB - ADR                                            145,350
                                                                     -----------
                                                                       1,508,748
                                                                     -----------

               BANKING                              7.7%
   18,200      Banco Bilbao Vizcaya - ADR                                268,450
   12,015      BankAmerica Corp.                                         784,730
   49,650      Bank of Tokyo - Mitsubishi - ADR                          589,594
   14,600      Espirito Santo Finl - ADR                                 239,075
    2,800      National Australia Bank LTD - ADR                         232,050
   12,696      San Paolo - IMI Spa - ADR                                 441,186
    7,800      WestPac Banking - ADR                                     260,325
                                                                     -----------
                                                                       2,815,410
                                                                     -----------
               CHEMICALS                            2.5%
    9,700      Hoechst Ag Sponsored ADR                                  455,900
   13,200      Norsk Hydro A/S - ADR                                     447,975
                                                                     -----------
                                                                         903,875
                                                                     -----------
               COMMUNICATION EQUIPMENT              4.5%
    5,600      Alcatel Alsthom - ADR                                     121,450
    5,200      Ericsson (LM) Tel. - ADR                                  135,200
    8,100      Lucent Technologies, Inc.                                 822,656
    4,200      Nokia Corp. - ADR A                                       569,625
                                                                     -----------
                                                                       1,648,931
                                                                     -----------
               COMPUTER COMPONENTS & SOFTWARE       5.6%
    8,112      Cisco Systems, Inc.*                                      793,455
    5,700      Microsoft Corp.*                                          855,713
    8,100      NEC Corp. - ADR                                           403,988
                                                                     -----------
                                                                       2,053,156
                                                                     -----------
               COMPUTERS                            4.3%
    9,600      Dell Computer Corp.*                                      769,200
    4,700      IBM Corp.                                                 799,000
                                                                     -----------
                                                                       1,568,200
                                                                     -----------
               CONSUMER PRODUCTS                    2.1%
   12,000      Coca-Cola Co.                                             767,250
                                                                     -----------
               ELECTRIC UTILITIES                   1.0%
   13,600      Endesa S.A. - ADR                                         358,700
                                                                     -----------
               ELECTRICAL EQUIPMENT                 5.6%
   27,700      ABB AB - ADR                                              313,356
    8,000      General Electric Co.                                      802,500
    8,050      Hitachi Ltd - ADR                                         500,609
    6,250      Philips Electronics                                       435,156
                                                                     -----------
                                                                       2,051,621
                                                                     -----------
               FINANCIAL SERVICES                   4.6%
   14,450      Citigroup Inc.                                            848,938
    9,600      Federal National Mortgage Association                     672,000
    2,800      ING Groep N. V.                                           156,625
                                                                     -----------
                                                                       1,677,563
                                                                     -----------
               FOOD                                 1.3%
    6,300      Unilever N.V.                                             456,356
                                                                     -----------
               HOUSEHOLD PRODUCTS                   2.2%
    8,700      Procter & Gamble Co.                                      778,650
                                                                     -----------
               HOUSEHOLD AUDIO & VIDEO EQUIPMENT    1.1%
    5,400      Sony Corp. - ADR                                          403,312
                                                                     -----------
               INSURANCE                            5.5%
      200      Aegon N.V. - ADR                                           20,925
    7,637      American Int'l Group                                      870,141
    4,700      Axa SA - ADR                                              312,550
      335      Berkshire Hathaway Inc-B*                                 796,965
                                                                     -----------
                                                                       2,000,581
                                                                     -----------

                                                    % OF               MARKET
# OF SHARES    COMMON STOCKS                     NET ASSETS             VALUE
-----------    -------------                     ----------             -----

               OIL & GAS                            4.8%
    3,300      Elf Aquitaine - ADR                                       170,363
   11,600      Exxon Corp.                                               772,125
    4,200      Repsol SA - ADR                                           220,500
    6,200      Royal Dutch Petroleum                                     272,025
    6,150      Total SA - ADR                                            317,494
                                                                     -----------
                                                                       1,752,507
                                                                     -----------
               PHARMACEUTICALS                     17.3%
    5,100      Abbott Laboratories                                       236,831
    6,600      American Home Products                                    392,700
   18,900      Astra AB - ADR - A                                        374,456
    6,500      Bristol-Myers Squibb Co.                                  818,594
    9,600      Johnson & Johnson                                         819,600
    9,000      Lilly (Eli) & Co.                                         852,188
   10,100      Merck & Co., Inc.                                         825,675
      200      Novartis AG - ADR                                          17,542
    4,900      Novo-Nordisk A/S- ADR                                     279,912
    6,300      Pfizer, Inc.                                              831,206
    4,800      Rhone - Poulenc SA - ADR                                  220,800
   11,500      Schering-Plough Corp.                                     643,281
                                                                     -----------
                                                                       6,312,785
                                                                     -----------
               PHOTOGRAPHY                          0.9%
    8,700      Fuji Photo Film - ADR                                     321,900
                                                                     -----------
               RADIO & TV BROADCASTING EQUIPMENT    0.7%
    1,500      Matsushita Electric Industrial Co., Ltd                   246,656
                                                                     -----------
               RETAIL                               3.9%
   10,600      Home Depot                                                632,688
    9,200      Wal-Mart Stores, Inc.                                     794,650
                                                                     -----------
                                                                       1,427,338
                                                                     -----------
               SEMI-CONDUCTORS                      2.1%
    6,500      Intel Corp.                                               779,594
                                                                     -----------
               TELECOMMUNICATIONS                  14.5%
    9,450      AT&T Corp.                                                776,081
   12,200      Bell Atlantic Corp.                                       700,737
   16,950      Bellsouth Corp.                                           783,937
   10,900      Deutsche Telekom - ADR                                    497,313
   10,500      MCI Worldcom, Inc.*                                       866,250
    6,400      Portugal Telecom SA                                       313,600
   15,200      SBC Communications Inc.                                   803,700
    2,500      Tele Danmark A/S - ADR                                    150,625
    2,900      Telefonica De Espana - ADR                                398,750
                                                                     -----------
                                                                       5,290,993
                                                                     -----------
               TOBACCO PRODUCTS                     1.7%
   16,150      Philip Morris Cos., Inc.                                  631,869
                                                                     -----------

               TOTAL COMMON STOCKS                 98.1%              35,755,995
               (cost $30,055,158)                                    -----------

               SHORT-TERM INVESTMENTS               2.3%

               UMB Bank, n.a. Money Market Fiduciary                     845,141
               (cost $845,141)                                       -----------

               TOTAL INVESTMENTS                  100.4%              36,601,136
               (cost $30,900,299)                                    -----------

               LIABILITIES, LESS OTHER ASSETS      -0.4%                -158,085
                                                                     -----------

               NET ASSETS                         100.0%             $36,443,051
                                                                     ===========

ADR - American Depository Receipt

* Non-income producing security
See Accompanying Notes to Financial Statements

Schedule of Investments
Pure American
February 28, 1999
Unaudited

                                                    % OF               MARKET
# OF SHARES    COMMON STOCKS                     NET ASSETS             VALUE
-----------    -------------                     ----------             -----

               BANKING                              3.5%
      350      BankAmerica Corp.                                          22,859
                                                                     -----------
               COMMUNICATION EQUIPMENT              3.5%
      225      Lucent Technologies, Inc.                                  22,852
                                                                     -----------
               COMPUTER COMPONENTS & SOFTWARE       6.2%
      225      Cisco Systems, Inc.*                                       22,008
      125      Microsoft Corp.*                                           18,766
                                                                     -----------
                                                                          40,774
                                                                     -----------
               COMPUTERS                            8.4%
      500      Compaq Computer Corp.                                      17,625
      200      Dell Computer Corp.*                                       16,025
      125      IBM Corp.                                                  21,250
                                                                     -----------
                                                                          54,900
                                                                     -----------
               CONSUMER PRODUCTS                    3.4%
      350      Coca-Cola Co.                                              22,378
                                                                     -----------
               ELECTRICAL EQUIPMENT                 3.4%
      225      General Electric Co.                                       22,570
                                                                     -----------
               FINANCIAL SERVICES                   4.9%
      425      Citigroup Inc.                                             24,969
      100      Federal National Mortgage Association                       7,000
                                                                     -----------
                                                                          31,969
                                                                     -----------
               HOUSEHOLD PRODUCTS                   1.0%
       75      Procter & Gamble Co.                                        6,712
                                                                     -----------
               INSURANCE                            7.2%
      225      American Int'l Group                                       25,636
        9      Berkshire Hathaway Inc-B*                                  21,411
                                                                     -----------
                                                                          47,047
                                                                     -----------
               OIL & GAS                            3.0%
      300      Exxon Corp.                                                19,969
                                                                     -----------
               PHARMACEUTICALS                     24.3%
      375      American Home Products                                     22,313
      175      Bristol-Myers Squibb Co.                                   22,039
      250      Johnson & Johnson                                          21,344
      250      Lilly (Eli) & Co.                                          23,672
      300      Merck & Co., Inc.                                          24,525
      175      Pfizer, Inc.                                               23,089
      400      Schering-Plough Corp.                                      22,375
                                                                     -----------
                                                                         159,357
                                                                     -----------

                                                    % OF               MARKET
# OF SHARES    COMMON STOCKS                     NET ASSETS             VALUE
-----------    -------------                     ----------             -----

               PUBLISHING AND PRINTING              1.2%
      125      Time Warner, Inc.                                           8,062
                                                                     -----------
               RETAIL                               6.9%
      400      Home Depot                                                 23,875
      250      Wal-Mart Stores, Inc.                                      21,594
                                                                     -----------
                                                                          45,469
                                                                     -----------
               SEMI-CONDUCTORS                      3.2%
      175      Intel Corp.                                                20,989
                                                                     -----------
               TELECOMMUNICATIONS                  16.2%
      250      AT&T Corp.                                                 20,531
      350      Bell Atlantic Corp.                                        20,103
      475      Bellsouth Corp.                                            21,969
      275      MCI Worldcom, Inc.*                                        22,687
      400      SBC Communications Inc.                                    21,150
                                                                     -----------
                                                                         106,440
                                                                     -----------
               TOBACCO PRODUCTS                     2.8%
      475      Philip Morris Cos., Inc.                                   18,584
                                                                     -----------

               TOTAL COMMON STOCKS                 99.1%                 650,931
               (cost $619,962)                                       -----------

               SHORT-TERM INVESTMENTS               0.9%

               UMB Bank, n.a. Money Market Fiduciary                       5,898
               (cost $5,898)                                         -----------

               TOTAL INVESTMENTS                  100.0%                 656,829
               (cost $625,860)                                       -----------

               OTHER ASSETS, LESS LIABILITIES       0.0%                     165
                                                                     -----------

               NET ASSETS                         100.0%             $   656,994
                                                                     ===========

* Non-income producing security
See Accompanying Notes to Financial Statements

Schedule of Investments
Pure Foreign
February 28, 1999
Unaudited

                                                    % OF               MARKET
# OF SHARES    COMMON STOCKS                     NET ASSETS             VALUE
-----------    -------------                     ----------             -----

               AUTOMOBILE                          10.5%
       50      DaimlerChrysler AG - ADR                              $     4,697
      300      Fiat SPA - ADR                                              4,463
      150      Volvo AB - ADR                                              3,825
                                                                     -----------
                                                                          12,985
                                                                     -----------
               BANKING                             11.3%
      300      Bank of Tokyo - Mitsubishi - ADR                            3,563
      156      San Paolo - IMI Spa - ADR                                   5,421
      150      WestPac Banking - ADR                                       5,006
                                                                     -----------
                                                                          13,990
                                                                     -----------
               CHEMICALS                            6.6%
      100      Hoechst Ag Sponsored ADR                                    4,700
      100      Norsk Hydro A/S - ADR                                       3,394
                                                                     -----------
                                                                           8,094
                                                                     -----------
               COMMUNICATION EQUIPMENT             11.1%
      200      Alcatel Alsthom - ADR                                       4,338
      100      Ericsson (LM) Tel. - ADR                                    2,600
       50      Nokia Corp. - ADR A                                         6,781
                                                                     -----------
                                                                          13,719
                                                                     -----------
               COMPUTER COMPONENTS & SOFTWARE       4.1%
      100      NEC Corp. - ADR                                             4,988
                                                                     -----------
               ELECTRIC UTILITIES                   3.2%
      150      Endesa S.A. - ADR                                           3,956
                                                                     -----------
               ELECTRICAL EQUIPMENT                10.0%
      350      ABB AB - ADR                                                3,959
       50      Hitachi Ltd - ADR                                           3,109
       75      Philips Electronics                                         5,222
                                                                     -----------
                                                                          12,290
                                                                     -----------
               FINANCIAL SERVICES                   3.4%
       75      ING Groep N. V.                                             4,195
                                                                     -----------
               FOOD                                 2.9%
       50      Unilever N.V.                                               3,622
                                                                     -----------
               HOUSEHOLD AUDIO & VIDEO EQUIPMENT    3.0%
       50      Sony Corp. - ADR                                            3,734
                                                                     -----------
               INSURANCE                            2.7%
       50      Axa SA - ADR                                                3,325
                                                                     -----------

# OF SHARES    COMMON STOCKS                     NET ASSETS             VALUE
-----------    -------------                     ----------             -----

               OIL & GAS                           10.0%
       50      Elf Aquitaine - ADR                                         2,581
       75      Repsol SA - ADR                                             3,937
       75      Royal Dutch Petroleum                                       3,291
       50      Total SA - ADR                                              2,581
                                                                     -----------
                                                                          12,390
                                                                     -----------
               PHARMACEUTICALS                      5.1%
       50      Novo-Nordisk A/S- ADR                                       2,856
       75      Rhone - Poulenc SA - ADR                                    3,450
                                                                     -----------
                                                                           6,306
                                                                     -----------
               PHOTOGRAPHY                          3.0%
      100      Fuji Photo Film - ADR                                       3,700
                                                                     -----------
               RADIO & TV BROADCASTING EQUIPMENT    3.3%
       25      Matsushita Electric Industrial Co., Ltd                     4,111
                                                                     -----------
               TELECOMMUNICATIONS                   9.5%
      100      Deutsche Telekom - ADR                                      4,563
       75      Portugal Telecom SA                                         3,675
       25      Telefonica De Espana - ADR                                  3,437
                                                                     -----------
                                                                          11,675
                                                                     -----------

               TOTAL COMMON STOCKS                 99.7%                 123,080
               (cost $105,532)                                       -----------

               SHORT-TERM INVESTMENTS               0.4%

               UMB Bank, n.a. Money Market Fiduciary                         496
               (cost $496)                                           -----------

               TOTAL INVESTMENTS                  100.1%                 123,576
               (cost $106,028)                                       -----------

               LIABILITIES, LESS OTHER ASSETS      -0.1%                    -149
                                                                     -----------

               NET ASSETS                         100.0%             $   123,427
                                                                     ===========

ADR - American Depository Receipt

See Accompanying Notes to Financial Statements

Statements of
Assets and Liabilities
February 28, 1999
Unaudited

                                                       Total           Pure           Pure
                                                      Return         American       Foreign
                                                       Fund            Fund           Fund
                                                    -----------    -----------    -----------
ASSETS
Investments at market value                         $36,601,136    $   656,829    $   123,576
  (cost of $30,900,299, $625,860, $106,028)
Dividends and interest receivable                        18,830            769              2
Deferred organizational costs, net                       72,040             --             --
Prepaid expenses                                         29,535             --             --
                                                    -----------    -----------    -----------
Total assets                                         36,721,541        657,598        123,578
                                                    -----------    -----------    -----------

LIABILITIES
Payable for securities purchased                        180,256             --             --
Payable to adviser (Note 3)                              19,903            604            151
Other accrued expenses                                   78,331             --             --
                                                    -----------    -----------    -----------
Total liabilities                                       278,490            604            151
                                                    -----------    -----------    -----------

NET ASSETS                                          $36,443,051    $   656,994    $   123,427
                                                    ===========    ===========    ===========

COMPOSITION OF NET ASSETS
Capital stock                                       $30,978,131    $   607,646    $   104,861
Accumulated net investment loss                         -56,353           -251           -411
Accumulated net realized gain
  (loss) on investments                                -179,564         18,630          1,429
Net unrealized appreciation on investments            5,700,837         30,969         17,548
                                                    -----------    -----------    -----------

NET ASSETS                                          $36,443,051    $   656,994    $   123,427
                                                    ===========    ===========    ===========

Number of shares issued and outstanding
  ($0.01 par value, unlimited shares authorized)      2,240,533         51,998         10,508
                                                    ===========    ===========    ===========

Net Asset Value Per Share                           $     16.27    $     12.63    $     11.75
                                                    ===========    ===========    ===========

See Accompanying Notes to Financial Statements

Statements of
Operations
Unaudited

                                              Total         Pure          Pure
                                             Return       American      Foreign
                                              Fund          Fund          Fund
                                           ----------    ----------    ----------
                                           For the Six
                                          Months Ended   9/29/98+ to   9/29/98+ to
                                             2/28/99       2/28/99       2/28/99
                                           ----------    ----------    ----------
INVESTMENT INCOME
  Dividends                                $  141,096    $      951    $      184
  Interest                                      6,473           519           107
                                           ----------    ----------    ----------
    Total income                              147,569         1,470           291
                                           ----------    ----------    ----------
EXPENSES
   Investment advisory                        147,520         1,721           702
   Distribution                                36,852            --            --
   Administration                              19,836            --            --
   Federal and state registration              13,087            --            --
   Amortization of organizational costs        12,375            --            --
   Fund accounting                             10,134            --            --
   Auditing & Tax                               9,794            --            --
   Transfer agent                               8,614            --            --
   Legal                                        5,204            --            --
   Custody                                      4,066            --            --
   Printing                                     1,653            --            --
   Insurance                                    1,487            --            --
   Trustees                                     1,322            --            --
   Other                                        1,798            --            --
                                           ----------    ----------    ----------
Total expenses before reimbursement           273,742         1,721           702

Less: reimbursement of expenses
  by Adviser (Note 3)                         -52,149            --            --
                                           ----------    ----------    ----------

Net expenses                                  221,593         1,721           702
                                           ----------    ----------    ----------

Net investment loss                           -74,024          -251          -411
                                           ----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on investments       -83,441        18,630         1,429
Change in unrealized appreciation
  on investments                            7,442,440        30,969        17,548
                                           ----------    ----------    ----------
Net gain on investments                     7,358,999        49,599        18,977
                                           ----------    ----------    ----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                  $7,284,975    $   49,348    $   18,566
                                           ==========    ==========    ==========

+ Commencement of operations
See Accompanying Notes to Financial Statements

Statement of
Changes in
Net Assets
Total Return Fund

                                                     Six Months
                                                   Ended 2/28/99   Year Ended
                                                    (Unaudited)      8/31/98
                                                    -----------    -----------
INCREASE IN NET ASSETS FROM

OPERATIONS
  Net investment income (loss)                      -$   74,024    $    35,808
  Net realized loss on investments                      -83,441        -95,395
  Change in unrealized
    appreciation (depreciation) on investments        7,442,440     -1,747,710
                                                    -----------    -----------
  Increase (decrease) in net assets
    resulting from operations                         7,284,975     -1,807,297
                                                    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                             -7,442        -16,000
                                                    -----------    -----------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                          10,994,890     21,195,120
  Proceeds from shares issued in reinvestment
    of net investment income dividends                    7,421         15,952
  Cost of shares redeemed                            -3,315,762     -2,144,750
                                                    -----------    -----------
  Net increase from capital share transactions        7,686,549     19,066,322
                                                    -----------    -----------

Net increase in net assets                           14,964,082     17,243,025

NET ASSETS
Beginning of period                                  21,478,969      4,235,944
                                                    -----------    -----------

End of period (including, undistributed
  (distributions in excess of) net investment
  income of ($56,353) and $25,113, respectively)    $36,443,051    $21,478,969
                                                    ===========    ===========
CHANGES IN SHARES
Shares sold                                             732,048      1,514,495
Shares issued on reinvestment of distributions              463          1,291
Shares redeemed                                        -214,440       -150,179
                                                    -----------    -----------
Net increase                                            518,071      1,365,607
                                                    ===========    ===========

See Accompanying Notes to Financial Statements

Statement of
Changes in
Net Assets
Pure American Fund

                                                            September 29, 1998+
                                                           to February 28, 1999
                                                                (Unaudited)
                                                                -----------
INCREASE IN NET ASSETS FROM

OPERATIONS
  Net investment loss                                            -$   251
  Net realized gain on investments                                 18,630
  Change in unrealized appreciation on investments                 30,969
                                                                 --------
  Increase in net assets resulting from operations                 49,348
                                                                 --------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       627,882
  Cost of shares redeemed                                        -120,236
                                                                 --------
  Net increase from capital share transactions                    507,646
                                                                 --------

Net increase in net assets                                        556,994

NET ASSETS
Beginning of period                                               100,000
                                                                 --------
End of period (including accumulated
  net investment loss of -$251)                                  $656,994
                                                                 ========

CHANGES IN SHARES
Shares sold                                                        51,915
Shares redeemed                                                    -9,917
                                                                 --------
Net increase                                                       41,998
                                                                 ========

+ Commencement of operations
See Accompanying Notes to Financial Statements

Statement of
Changes in
Net Assets
Pure Foreign Fund
February 28, 1999

                                                            September 29, 1998+
                                                           to February 28, 1999
                                                                (Unaudited)
                                                                -----------
INCREASE IN NET ASSETS FROM

OPERATIONS
  Net investment loss                                            -$   411
  Net realized gain on investments                                  1,429
  Change in unrealized appreciation on investments                 17,548
                                                                 --------
  Increase in net assets resulting from operations                 18,566
                                                                 --------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       105,100
  Cost of shares redeemed                                         -10,239
                                                                 --------
  Net increase from capital share transactions                     94,861
                                                                 --------

Net increase in net assets                                        113,427

NET ASSETS
Beginning of period                                                10,000
                                                                 --------
End of period (including accumulated
    net investment loss of -$411)                                $123,427
                                                                 ========
CHANGES IN SHARES
Shares sold                                                        10,418
Shares redeemed                                                      -910
                                                                 --------
Net increase                                                        9,508
                                                                 ========

+ Commencement of operations
See Accompanying Notes to Financial Statements

Financial Highlights
For a share
outstanding
through the
period.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report. The calculations are based on average number of shares outstanding for the period.

                                                               Total                        Pure             Pure
                                                               Return                     American         Foreign
                                                                Fund                        Fund             Fund
                                                          For the Periods              For the Period   For the Period
                                               ------------------------------------    --------------   --------------
                                               9/1/98 to                                 9/29/98+ to      9/29/98+ to
                                                2/28/99       9/1/97 to  10/28/96+ to      2/28/99           2/28/99
                                              (Unaudited)      8/31/98      8/31/97      (Unaudited)      (Unaudited)
                                               --------       --------     --------       --------         --------
Net asset value, beginning of period           $  12.47       $  11.87     $  10.00       $  10.00         $  10.00
                                               --------       --------     --------       --------         --------
Income from investment operations
  Net investment income (loss)                    -0.03           0.02         0.02           0.00            -0.04
  Net realized and unrealized
    gains on investments                           3.83           0.60         1.85           2.64             1.79
                                               --------       --------     --------       --------         --------

Total from investment operations                   3.80           0.62         1.87           2.64             1.75
                                               --------       --------     --------       --------         --------
Less distributions
  Dividends from net investment income             0.00          -0.02           --             --               --
                                               --------       --------     --------       --------         --------

Net asset value, end of period                 $  16.27       $  12.47     $  11.87       $  12.64         $  11.75
                                               ========       ========     ========       ========         ========

Total return                                     30.50%**        5.26%       18.70%**       26.30%**         17.50%**

Net assets at end of period ('000)             $ 36,443       $ 21,479     $  4,236       $    657         $    123

Ratio of expenses to average net assets
Before expense reimbursement                      1.85%*         2.71%       20.97%*         1.50%*           1.50%*
After expense reimbursement                       1.50%*         1.50%        1.50%*          n/a              n/a

Ratio of net investment income                   -0.50%#         0.28%#       0.56%#        -0.22%*          -0.87%*
  (loss) to average net assets

Portfolio turnover rate                          10.64%**       15.89%        1.35%**       37.13%**          8.01%**

* Annualized
** Not annualized
+ Commencement of operations
# Net of expense reimbursement
See Accompanying Notes to Financial Statements

Notes to
Financial
Statements
February 28, 1999
Unaudited

(1)  Organization

          The Purisima Funds (the "Trust"), was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust consists of three separate diversified series (the "Funds"): Purisima Total Return Fund (the "Total Return Fund"), constituting the initial series of the Trust, organized on October 28, 1996, and Purisima Pure American Fund (the "American Fund") and Purisima Pure Foreign Fund, (the "Foreign Fund") which both commenced operations on September 29, 1998.

          The investment objectives of the Funds are as follows:

          The Total Return Fund seeks to produce a high level of total return. The Fund invests primarily in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment adviser.

          The Pure American Fund seeks to provide investors with a high level of total return. The Fund limits its portfolio to those securities and assets in the domestic component of the Total Return Fund.

          The Pure Foreign Fund seeks to provide investors with a high level of total return. The Fund limits its portfolio to those securities and assets in the foreign component of the Total Return Fund.

          Fisher Investments, Inc. (the "Adviser") serves as the investment adviser to the Funds.

(2)  Significant Accounting Policies

          The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(a)  Investment Valuation

          Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are traded. Securities traded on over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Short-term investments are valued at cost.

(b)  Organization Costs

          Costs incurred by the Total Return Fund in connection with its organization, registration and the initial public offering of shares totaling $133,629, have been deferred and will be amortized over 5 years. If any of the original shares of the Total Return Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares outstanding at the time of redemption. The Adviser advanced the organization costs discussed above. As of February 28, 1999, the balance payable to the Adviser for organization costs was $51,294.

(c)  Federal Income and Excise Taxes

          The Funds have elected and qualified and intend to continue to qualify to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required.

(d)  Distribution to Shareholders

          Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As of August 31, 1998, the Total Return Fund had available for federal income tax purposes an unused capital loss carryover of $2,350, which will begin to expire in 2005. In addition, the Total Return Fund had a post October loss of $93,773, which will be deferred until September 1, 1999 for tax purposes.

(e)  Other

          Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Adviser

          The Total Return Fund has an Investment Management Agreement with the Adviser, with which certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the expense limitation of 1.50% of the Fund's average daily net assets. The Adviser reimbursed the Fund $52,149 and $157,282 of expenses for the six months ended February 28, 1999 and the year ended 1998, respectively. The Investment Management Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Fund within the three-year period following such reduction, to the extent approved by the Trust's disinterested Trustees, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. At such time as it appears probable that the Adviser will seek such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period. As of February 28, 1999, no fees have been reclaimed.

          The American and Foreign Funds have a Comprehensive Management Agreement with the Adviser to provide advisory and other ordinary services and expenses, including administration, transfer agency, custody and auditing services. For providing these services and expenses, the American and Foreign Funds each pay the Adviser a monthly fee at the annual rate of 1.50% of the Funds' average daily net assets. This comprehensive fee arrangement requires the Adviser to absorb and pay out of its own resources all operating expenses of the American and Foreign Funds that exceed an annual rate of 1.50%.

(4)  Service and Distribution Plan

          Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund at an annual rate of up to 0.25% of the Fund's average daily net assets.

(5)  Investment Transactions

          The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 28, 1999 is summarized below:

Fund                                  Purchases                  Sales
----                                  ---------                  -----

Total Return                        $10,375,791             $3,136,440
Pure American                           719,984                118,653
Pure Foreign                            113,866                  9,740

          At February 28, 1999, gross unrealized appreciation and depreciation of investments were as follows:

                                       Gross           Gross             Net
                                     Unrealized     Unrealized       Unrealized
Fund                       Cost     Appreciation   Depreciation     Appreciation
----                       ----     ------------   ------------     ------------

Total Return         $30,900,299      $6,922,703    -$1,221,866       $5,700,837
Pure American            625,860          47,297        -16,328           30,969
Pure Foreign             106,028          19,547         -1,999           17,548